Stockholders' Equity (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary of common stock activity
Shares outstanding at the beginning of the year	18.0	17.9	18.1
Stock grants to employees	0.1	0.1	0.1
Shares repurchased	0.0	0.0	(0.3)
Shares outstanding at the end of the year	18.1	18.0	17.9